Summary of Significant Accounting Policies - Finite lived intangible assets amortization expense (Details) - SUNLIGHT FINANCIAL LLC $ in Thousands	Dec. 31, 2020 USD ($)
2021	$ 2,468
2022	1,518
2023	547
Aggregate annual amortization expense for capitalized internally developed software costs	$ 4,533